Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure of Profit before Income Tax Reconciles to EBITDA
Profit before income tax reconciles to EBITDA as follows:
EBITDA

	2017	2018	2019
Net profit (loss)	209,238	57,415	(838,642)
Financial income and expenses	137,035	197,057	157,053
Income tax	46,305	113,318	319,957
Depreciation and amortization	179,725	189,509	202,630
EBITDA (*)	572,303	557,299	(159,002)

(
*
)
D
iscontinued operations not included

Disclosure of Detailed Information About EBITDA for Each Segment
EBITDA for each segment is as follows:

	2017	2018	2019
Engineering and construction	119,987	19,243	2,885
Infrastructure	300,935	411,502	355,296
Real estate	177,286	240,991	76,239
Parent c ompany operations	125,938	(27,803)	(1,077,259)
Intercompany eliminations	(151,843)	(86,634)	483,837

EBITDA	572,303	557,299	(159,002)

Summary of Breakdown by Operating Segments
Backlog refers to the expected future revenue undersigned contracts and legally binding letters of intent. The breakdown by operating segments as of December 31, 2019, and the dates in which they are estimated to be realized is shown in the following table:

As of December 31, 2019
Engineering and Construction	3,018,822
Infrastructure	1,837,305
Real estate	209,893
Intercompany eliminations	(434,039)

4,631,981

Disclosure of Detailed Information About Operating Segments Financial Position and Profit (Loss)	The following table shows the Group’s financial statements by operating segments:

Operating segments financial position
Segment reporting

		Infrastructure
	Engineering and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Parent Company operations	Eliminations	Consolidated
As of December 31, 2018
Assets.-
Cash and cash equivalent	177,455	34,816	168,460	191,178	6,700	93,262	129,269	—	801,140
Trade accounts receivables, net	583,842	54,350	78,013	226,919	598	63,038	1,068	—	1,007,828
Work in progress, net	24,962	—	—	—	—	—	3,576	—	28,538
Accounts receivable from related parties	203,583	492	40,820	758	9,930	60,759	98,308	(379,747)	34,903
Other accounts receivable	386,467	37,611	28,492	31,012	199	55,508	49,160	2	588,451
Inventories, net	27,852	18,823	9,206	25,282	—	448,328	—	(15,444)	514,047
Prepaid expenses	3,825	1,345	3,068	874	135	81	1,221	—	10,549

	1,407,986	147,437	328,059	476,023	17,562	720,976	282,602	(395,189)	2,985,456
Non-current assets classified as held for sale	—	—	—	—	—	—	247,798	—	247,798

Total current assets	1,407,986	147,437	328,059	476,023	17,562	720,976	530,400	(395,189)	3,233,254

Long-term trade accounts receivable, net	14,455	—	33,380	966,202	—	6,030	—	—	1,020,067
Long-term work in progress, net	—	—	32,212	—	—	—	—	—	32,212
Long-term accounts receivable from related parties	254,660	—	39,341	—	—	—	744,655	(260,430)	778,226
Prepaid expenses	—	—	28,214	5,152	840	—	—	(509)	33,697
Other long-term accounts receivable	77,028	63,797	7,058	64,817	7,346	30,268	52,645	(2)	302,957
Investments in associates and joint ventures	114,676	7,230	—	—	—	5,604	2,213,023	(2,082,768)	257,765
Investment property	—	—	—	—	—	29,133	—	—	29,133
Property, plant and equipment, net	205,678	171,430	14,585	1,586	109	9,237	69,088	(1,159)	470,554
Intangible assets, net	160,088	183,614	466,153	749	—	1,105	23,514	11,872	847,095
Deferred income tax asset	166,624	5,025	11,876	—	620	17,127	218,201	5,963	425,436

Total non-current assets	993,209	431,096	632,819	1,038,506	8,915	98,504	3,321,126	(2,327,033)	4,197,142

Total assets	2,401,195	578,533	960,878	1,514,529	26,477	819,480	3,851,526	(2,722,222)	7,430,396

Liabilities.-
Borrowings	232,409	26,621	15,384	209,463	—	133,105	209,492	—	826,474
Bonds	—	—	25,745	13,422	—	—	—	—	39,167
Trade accounts payable	777,130	49,254	61,233	104,652	121	31,173	55,968	—	1,079,531
Accounts payable to related parties	179,351	1,933	46,099	65,256	58	35,085	91,754	(363,595)	55,941
Current income tax	5,898	2,797	1,398	9,888	226	4,219	1,381	—	25,807
Other accounts payable	389,896	13,147	72,823	11,677	631	106,286	38,209	—	632,669
Provisions	521	5,412	—	—	—	264	—	—	6,197
Non-current liabilities classified as held for sale	—	—	—	—	—	—	225,828	—	225,828

Total current liabilities	1,585,205	99,164	222,682	414,358	1,036	310,132	622,632	(363,595)	2,891,614

Borrowings	9,314	87,166	556	—	—	10,684	268,478	—	376,198
Long-term bonds	—	—	299,637	598,238	—	—	—	—	897,875
Other long-term accounts payable	357,146	—	31,477	154,756	1,656	26,470	2,605	—	574,110
Long-term accounts payable to related parties	8,880	—	1,167	81,207	23,445	—	183,826	(276,676)	21,849
Provisions	32,122	20,234	—	—	—	—	51,055	—	103,411
Derivative financial instruments	—	61	—	—	—	—	—	—	61
Deferred income tax liability	5,564	24,541	7,010	37,178	—	—	1,054	—	75,347

Total non-current liabilities	413,026	132,002	339,847	871,379	25,101	37,154	507,018	(276,676)	2,048,851

Total liabilities	1,998,231	231,166	562,529	1,285,737	26,137	347,286	1,129,650	(640,271)	4,940,465

Equity attributable to controlling interest in the Company	331,178	323,943	332,406	171,594	340	193,483	2,708,803	(1,973,387)	2,088,360
Non-controlling interest	71,786	23,424	65,943	57,198	—	278,711	13,073	(108,564)	401,571

Total liabilities and equity	2,401,195	578,533	960,878	1,514,529	26,477	819,480	3,851,526	(2,722,222)	7,430,396

As of December 31, 2019
Assets.-
Cash and cash equivalent	372,991	53,118	123,020	300,896	6,388	60,718	31,847	—	948,978
Trade accounts receivables, net	531,591	63,402	44,513	97,059	1,168	83,019	985	—	821,737
Work in progress, net	49,457	—	—	—	—	—	—	—	49,457
Accounts receivable from related parties	202,181	369	43,852	1,853	—	1,144	99,794	(312,535)	36,658
Other accounts receivable	327,977	30,853	30,228	18,548	109	9,509	27,274	2	444,500
Inventories, net	57,093	32,366	7,109	30,594	—	437,012	—	(11,601)	552,573
Prepaid expenses	6,812	1,271	2,779	231	133	—	122	—	11,348

	1,548,102	181,379	251,501	449,181	7,798	591,402	160,022	(324,134)	2,865,251
Non-current assets classified as held for sale	2,398	—	—	—	—	—	203,020	—	205,418

Total current assets	1,550,500	181,379	251,501	449,181	7,798	591,402	363,042	(324,134)	3,070,669

Long-term trade accounts receivable, net	97,256	—	36,273	619,086	—	587	—	—	753,202
Long-term work in progress, net	—	—	23,117	—	—	—	—	—	23,117
Long-term accounts receivable from related parties	290,966	—	836	—	10,475	—	552,687	(308,023)	546,941
Prepaid expenses	—	887	24,462	2,307	788	—	—	(510)	27,934
Other long-term accounts receivable	113,879	63,649	5,156	—	7,346	50,449	59,844	—	300,323
Investments in associates and joint ventures	109,839	8,006	—	—	—	6,062	1,495,422	(1,582,294)	37,035
Investment property	1,450	—	—	—	—	26,876	—	—	28,326
Property, plant and equipment, net	186,589	184,819	11,106	841	153	11,742	49,779	(1,159)	443,870
Intangible assets, net	136,547	244,901	443,420	794	—	1,029	19,490	7,134	853,315
Right-of-use assets, net	5,638	24,038	3,860	5	7	5,048	55,532	(15,315)	78,813
Deferred income tax asset	176,740	4,741	13,054	—	720	19,736	20,752	5,176	240,919

Total non-current assets	1,118,904	531,041	561,284	623,033	19,489	121,529	2,253,506	(1,894,991)	3,333,795

Total assets	2,669,404	712,420	812,785	1,072,214	27,287	712,931	2,616,548	(2,219,125)	6,404,464

Liabilities.-
Borrowings	180,535	42,760	2,383	5	6	116,231	121,379	(9,039)	454,260
Bonds	—	—	28,995	15,742	—	—	—	—	44,737
Trade accounts payable	932,142	67,444	34,762	28,508	132	39,645	33,488	—	1,136,121
Accounts payable to related parties	206,907	2,233	35,554	21,024	—	23,437	58,951	(309,190)	38,916
Current income tax	18,451	961	3,710	23,887	—	704	286	—	47,999
Other accounts payable	441,271	16,721	53,987	4,713	835	83,345	34,433	—	635,305
Provisions	6,031	18,459	6,183	—	—	230	82,580	—	113,483
Non-current liabilities classified as held for sale	—	—	—	—	—	—	210,025	—	210,025

Total current liabilities	1,785,337	148,578	165,574	93,879	973	263,592	541,142	(318,229)	2,680,846

Borrowings	32,620	116,218	2,070	—	—	11,010	190,671	(7,783)	344,806
Long-term bonds	—	—	276,550	602,755	—	—	—	—	879,305
Other long-term accounts payable	222,887	—	15,989	2,176	2,106	26,841	3,102	—	273,101
Long-term accounts payable to related parties	120,255	—	836	22,583	23,784	—	165,286	(310,161)	22,583
Provisions	80,125	40,268	24,691	1,394	—	—	68,474	—	214,952
Derivative financial instruments	—	52	—	—	—	—	—	—	52
Deferred income tax liability	31,037	36,476	5,806	39,172	—	—	243	—	112,734

Total non-current liabilities	486,924	193,014	325,942	668,080	25,890	37,851	427,776	(317,944)	1,847,533

Total liabilities	2,272,261	341,592	491,516	761,959	26,863	301,443	968,918	(636,173)	4,528,379

Equity attributable to controlling interest in the Company	330,992	346,415	258,223	232,692	424	137,542	1,644,707	(1,473,185)	1,477,810
Non-controlling interest	66,151	24,413	63,046	77,563	—	273,946	2,923	(109,767)	398,275

Total liabilities and equity	2,669,404	712,420	812,785	1,072,214	27,287	712,931	2,616,548	(2,219,125)	6,404,464

Operating segment performance
Segment Reporting

		Infrastructure
	Engineering						Parent
	and				Water	Real	Company
	construction	Energy	Toll roads	Transportation	treatment	estate	operations	Eliminations	Consolidated
For the year ended December 31, 2017 -
Revenue	2,331,907	436,876	642,127	365,771	3,152	647,535	70,050	(483,405)	4,014,013
Gross profit (loss)	176,473	71,825	139,196	48,696	445	147,383	(37,771)	(43,795)	502,452
Administrative expenses	(188,162)	(15,854)	(32,453)	(15,279)	(317)	(21,189)	(100,968)	51,768	(322,454)
Other income and expenses, net	(46,445)	5,138	1,061	5	—	(3,700)	10,512	560	(32,869)
Gain from the sale of investments	—	—	—	—	—	49,002	(18,672)	4,215	34,545

Operating (loss) profit	(58,134)	61,109	107,804	33,422	128	171,496	(146,899)	12,748	181,674
Financial expenses	(46,655)	(13,423)	(6,892)	(8,000)	(50)	(21,918)	(81,310)	27,471	(150,777)
Financial income	8,491	1,965	3,257	3,606	26	3,569	35,431	(42,603)	13,742
Share of profit or loss in associates and joint ventures	30,982	1,584	—	—	—	456	142,595	(175,144)	473

(Loss) profit before income tax	(65,316)	51,235	104,169	29,028	104	153,603	(50,183)	(177,528)	45,112
Income tax	877	(13,151)	(32,290)	(9,544)	(228)	(35,900)	44,032	(101)	(46,305)

(Loss) profit from continuing operations	(64,439)	38,084	71,879	19,484	(124)	117,703	(6,151)	(177,629)	(1,193)
Profit (Loss) from discontinuing operations	76,837	—	—	—	—	—	123,603	9,991	210,431

(Loss) profit for the year	12,398	38,084	71,879	19,484	(124)	117,703	117,452	(167,638)	209,238

(Loss) profit from attributable to:
Owners of the Company	12,078	33,714	55,620	14,613	(124)	48,647	125,182	(140,992)	148,738
Non-controlling interest	320	4,370	16,259	4,871	—	69,056	(7,730)	(26,646)	60,500

	12,398	38,084	71,879	19,484	(124)	117,703	117,452	(167,638)	209,238

For the year ended December 31, 2018 -
Revenue	1,960,863	560,506	733,148	586,329	3,270	630,130	62,098	(636,882)	3,899,462
Gross profit (loss)	62,095	120,360	107,092	122,567	592	287,959	(10,564)	(15,612)	674,489
Administrative expenses	(136,066)	(20,898)	(35,626)	(12,007)	(296)	(50,730)	(62,890)	40,080	(278,433)
Other income and expenses, net	(13,515)	1,243	(11)	31	—	(1,971)	(47,779)	660	(61,342)

Operating (loss) profit	(87,486)	100,705	71,455	110,591	296	235,258	(121,233)	25,128	334,714
Financial expenses	(82,861)	(15,631)	(26,691)	(20,604)	6	(11,859)	(115,077)	24,735	(247,982)
Financial income	15,122	4,593	2,560	35,147	554	3,556	31,752	(42,359)	50,925
Share of profit or loss in associates and joint ventures	11,366	1,608	—	—	—	(10)	84,138	(100,811)	(3,709)

(Loss) profit before income tax	(143,859)	91,275	47,324	125,134	856	226,945	(112,076)	(101,651)	133,948
Income tax	14,361	(26,275)	(15,737)	(38,017)	(517)	(69,166)	22,867	(834)	(113,318)

(Loss) profit from continuing operations	(129,498)	65,000	31,587	87,117	339	157,779	(89,209)	(102,485)	20,630
Profit (Loss) from discontinuing operations	44,096	—	—	—	—	—	(3,709)	(3,602)	36,785

(Loss) profit for the year	(85,402)	65,000	31,587	87,117	339	157,779	(92,918)	(106,087)	57,415

(Loss) profit from attributable to:
Owners of the Company	(86,857)	59,866	26,731	65,338	339	28,921	(85,715)	(91,811)	(83,188)
Non-controlling interest	1,455	5,134	4,856	21,779	—	128,858	(7,203)	(14,276)	140,603

	(85,402)	65,000	31,587	87,117	339	157,779	(92,918)	(106,087)	57,415

For the year ended December 31, 2019 -
Revenue	2,797,326	552,584	633,301	397,853	3,555	264,401	87,476	(651,492)	4,085,004
Gross profit (loss)	98,362	108,291	96,164	119,464	500	70,787	(2,168)	(49,637)	441,763
Administrative expenses	(141,421)	(24,230)	(28,623)	(17,991)	(397)	(22,045)	(40,402)	61,201	(213,908)
Other income and expenses, net	9,937	606	(47,998)	(2,661)	12	20,020	(305,749)	(921)	(326,754)
Gain from sale of investments	—	—	—	—	—	—	—	—	—

Operating (loss) profit	(33,122)	84,667	19,543	98,812	115	68,762	(348,319)	10,643	(98,899)
Financial expenses	(74,171)	(13,266)	(27,297)	(10,948)	(12)	(42,320)	(101,914)	38,219	(231,709)
Financial income	5,643	2,033	2,245	33,215	826	3,829	73,832	(46,967)	74,656
Dividends	—	—	—	—	—	—	12,688	(12,688)	—
Share of profit or loss in associates and joint ventures	(3,558)	2,293	—	—	—	458	(711,962)	493,995	(218,774)

(Loss) profit before income tax	(105,208)	75,727	(5,509)	121,079	929	30,729	(1,075,675)	483,202	(474,726)
Income tax	(35,457)	(22,911)	(17,112)	(39,634)	(506)	(7,000)	(196,219)	(1,118)	(319,957)

(Loss) profit from continuing operations	(140,665)	52,816	(22,621)	81,445	423	23,729	(1,271,894)	482,084	(794,683)
Loss from discontinuing operations	—	—	—	—	—	—	(42,857)	(1,102)	(43,959)

(Loss) profit for the year	(140,665)	52,816	(22,621)	81,445	423	23,729	(1,314,751)	480,982	(838,642)

(Loss) profit from attributable to:
Owners of the Company	(137,110)	48,056	(28,270)	61,084	423	(4,995)	(1,304,675)	480,766	(884,721)
Non-controlling interest	(3,555)	4,760	5,649	20,361	—	28,724	(10,076)	216	46,079

	(140,665)	52,816	(22,621)	81,445	423	23,729	(1,314,751)	480,982	(838,642)

Disclosure of Geographical Areas
Segments by geographical area

	2017	2018	2019
Revenues:
- Peru	3,589,048	3,347,540	3,454,959
- Chile	371,986	226,891	388,284
- Colombia	50,829	325,031	241,761
- Bolivia	2,150	—	—

	4,014,013	3,899,462	4,085,004

Non-current assets:
- Peru	4,164,342	3,896,920	3,063,146
- Chile	407,152	142,383	146,891
- Colombia	203,203	157,839	123,758
- Bolivia	149	—	—
- Guyana	878	—	—

	4,775,724	4,197,142	3,333,795